UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04893

THE TAIWAN FUND, INC.

(Exact name of registrant as specified in charter)

c/o STATE STREET BANK AND TRUST COMPANY

2 AVENUE DE LAFAYETTE, P.O. BOX 5049

BOSTON, MA 02206-5049

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

The Taiwan Fund, Inc. State Street Bank and Trust Company Attention: Tracie A. Coop, Secretary 4 Copley Place, 5th Floor Boston, MA 02116	Leonard B. Mackey, Jr., Esq. Clifford Chance US LLP 31 West 52nd Street New York, New York 10019

Registrant’s telephone number, including area code: (877) 864-5056

Date of fiscal year end: August 31

Date of reporting period: November 30, 2013

ITEM 1. SCHEDULE OF INVESTMENTS

THE TAIWAN FUND, INC.

Schedule of Investments/November 30, 2013 (Showing Percentage of Net Assets) (unaudited)

	SHARES	US $ VALUE (NOTE 2)
COMMON STOCKS – 94.0%
CONSTRUCTION — 12.1%
Building Material and Construction Industry — 12.1%
Acter Co., Ltd. #	941,179	3,911,773
Goldsun Development & Construction Co., Ltd.	11,314,980	4,645,435
Good Friend International Holdings, Inc., TDR #	6,990,000	2,272,211
Hung Poo Real Estate Development Corp. #	2,465,873	2,595,524
King’s Town Construction Co., Ltd. #*	4,474,764	4,543,714
Taiwan Land Development Corp. #*	8,681,129	3,226,749

TOTAL CONSTRUCTION		21,195,406

ELECTRIC AND MACHINERY — 7.0%
Electric Machinery Industry — 7.0%
Sinmag Equipment Corp.	430,000	2,106,846
Tatung Co., Ltd. *	4,770,897	1,300,978
Yungtay Engineering Co., Ltd.	2,825,000	8,782,186

TOTAL ELECTRIC AND MACHINERY		12,190,010

ELECTRONICS — 34.9%
Computer and Peripheral Equipment Industry — 4.7%
Advantech Co., Ltd.	1,335,100	8,255,839

Electronic Parts/Components Industry — 5.8%
King Slide Works Co., Ltd.	285,000	2,951,696
Taiflex Scientific Co., Ltd.	3,452,821	7,140,388

		10,092,084

Electronic Products Distribution Industry — 7.5%
WT Microelectronics Co., Ltd. #	10,901,900	13,132,822

Information Service Industry — 4.3%
PC Home Online	1,048,128	7,543,802

Other Electronic Industry — 5.6%
Aurora Corp. #	3,669,000	7,537,852
Lumax International Corp., Ltd.	939,000	2,284,517

		9,822,369

Semiconductor Industry — 7.0%
MPI Corp.	1,448,000	2,886,802
Taiwan Semiconductor Manufacturing Co., Ltd.	2,626,000	9,317,091

		12,203,893

TOTAL ELECTRONICS		61,050,809

FINANCE — 3.7%
Financial and Insurance Industry — 3.7%
Union Bank of Taiwan #*	8,523,207	3,096,049
Yuanta Financial Holding Co., Ltd.	6,321,000	3,428,129

TOTAL FINANCE		6,524,178

HEALTHCARE — 9.5%
Biotechnology and Medical Care Industry — 9.5%
Pacific Hospital Supply Co., Ltd. #	1,345,456	4,841,896
YungShin Global Holding Corp.	6,146,000	11,733,763

TOTAL HEALTHCARE		16,575,659

	SHARES	US $ VALUE (NOTE 2)
OTHERS — 4.0%
Other Industry — 4.0%
Ruentex Development Co., Ltd.	1,734,314	3,563,097
Taiwan Secom Co., Ltd. #	728,000	1,785,930
Taiwan-Sogo Shinkong Security Corp. #	1,378,000	1,725,177

TOTAL OTHERS		7,074,204

PLASTICS — 3.5%
Plastic Industry — 3.5%
Yem Chio Co., Ltd.	8,396,106	6,085,574

TOTAL PLASTICS		6,085,574

TEXTILES — 2.9%
Textile Industry — 2.9%
Far Eastern New Century Corp.	4,430,207	5,112,238

TOTAL TEXTILES		5,112,238

TOURISM — 1.9%
Hotels, Restaurants and Leisure — 1.9%
Wowprime Corp.	215,000	3,374,586

TOTAL TOURISM		3,374,586

TRANSPORTATION — 4.0%
Shipping and Transportation Industry — 4.0%
First Steamship Co., Ltd.	6,677,714	4,614,423
Taiwan High Speed Rail Corp. #*	12,597,600	2,345,502

TOTAL TRANSPORTATION		6,959,925

WHOLESALE AND RETAIL — 10.5%
Trading and Consumers’ Goods Industry — 10.5%
Mercuries & Associates, Ltd. #	9,912,429	7,402,334
Taiwan Tea Corp. *	8,231,000	6,410,913
Test-Rite International Co., Ltd. #	6,075,260	4,618,955

TOTAL WHOLESALE AND RETAIL		18,432,202

TOTAL COMMON STOCKS (Cost — $132,796,569)		164,574,791

TOTAL INVESTMENTS — 94.0% (Cost — $132,796,569)		164,574,791

OTHER ASSETS AND LIABILITIES, NET—6.0%		10,565,844

NET ASSETS—100.0%		175,140,635

Legend:

TDR – Taiwan Depositary Receipt

US $ – United States dollar

#	A portion of this security is considered illiquid. At November 30, 2013, the value of these securities considered illiquid amounted to $26,034,352 which represented 14.9% of net assets.
*	Non-income producing

NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

November 30, 2013

1. Organization. The Taiwan Fund, Inc. (the “Fund”), a Delaware corporation, is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified closed-end management investment fund.

The Fund concentrates its investments in the securities listed on the Taiwan Stock Exchange. Because of this concentration, the Fund may be subject to additional certain risks not typically associated with investing in securities of U.S. companies or the U.S. government, including (1) volatility of the Taiwan securities market, (2) restrictions on repatriation of capital invested in Taiwan, (3) fluctuations in the rate of exchange between the NT dollar and the U.S. dollar, and (4) political and economic risks. In addition, ROC accounting, auditing, financial and other reporting standards are not equivalent to U.S. standards and, therefore, certain material disclosures may not be made, and less information may be available to investors investing in Taiwan than in the United States. There is also generally less regulation by governmental agencies and self-regulatory organizations with respect to the securities industry in Taiwan than there is in the United States.

2. Basis of Presentation. The preparation of the Schedule of Investments is in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value the Funds ultimately realize upon sale of the securities.

Security Valuation. All securities, including those traded over-the-counter, for which market quotations are readily available are valued at the last sales price prior to the time of determination of the Fund’s net asset value per share or, if there were no sales on such date, at the closing price quoted for such securities (but if bid and asked quotations are available, at the mean between the last current bid and asked prices, rather than such quoted closing price). These securities are generally categorized as Level 1 securities in the fair value hierarchy. In certain instances where the price determined above may not represent fair market value, the value is determined in such manner as the Board of Directors (the “Board”) may prescribe. Foreign securities may be valued at fair value according to procedures approved by the Board if the closing price is not reflective of current market values due to trading or events occurring in the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. These securities may be categorized as Level 2 or Level 3 securities in the fair value hierarchy, depending on the valuation inputs. Short-term investments, having a maturity of 60 days or less are valued at amortized cost, which approximates market value, with accrued interest or discount earned included in interest receivable.

The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•	Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•	Level 3 – model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

Investment in Securities	Level 1	Level 2	Level 3	Total
Common Stocks^	$164,574,791	$—	$—	$164,574,791

Total	$164,574,791	$—	$—	$164,574,791

^	See schedule of investments for industry breakout.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s policy is to disclose transfers between Levels based on valuations at the end of the reporting period. As of November 30, 2013, there were no transfers between Levels 1, 2, or 3 based on the valuation input levels.

NOTES TO SCHEDULE OF INVESTMENTS (unaudited) (continued)

November 30, 2013

Foreign Currency Translation. The financial accounting records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

Security Transactions. Security transactions are accounted as of the trade date.

3. Tax Basis of Investments. Cost of investments for federal income tax purposes is substantially the same as for financial statement purposes. At November 30, 2013, the aggregate cost basis of the Fund’s investment securities for financial reporting purposes was $132,796,569. Net unrealized depreciation of the Fund’s investment securities was $31,778,222 of which $39,777,307 related to appreciated investment securities and $7,999,085 related to depreciated investment securities.

ITEM 2. CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-Q that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act (17 CFR 270.30a-2(a)), are attached as exhibits to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE TAIWAN FUND, INC.

By:	/s/ Jamie Skinner
Jamie Skinner
President of The Taiwan Fund, Inc.

Date: January 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jamie Skinner
Jamie Skinner
President of The Taiwan Fund, Inc.

Date: January 24, 2014

By:	/s/ William C. Cox
William C. Cox
Treasurer of The Taiwan Fund, Inc.

Date: January 24, 2014